LEASES Narrative (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
LEASES
Operating lease costs	$ 860,000	$ 1,370,000	$ 15,000	$ 2,470,000	$ 4,630,000	$ 2,770,000
Short-term lease liabilities	$ 2,130,000		$ 2,130,000		$ 2,000,000.00	$ 3,040,000.00